Financing receivables, net (Schedule of Aging of Financing Receivables) (Details 1) ¥ in Thousands	Dec. 31, 2018 CNY (¥)
Financing Receivables, Past Due	¥ 21,075
Financing Receivables, Current	987,890
Total financing receivables	1,008,965
1-90 days past due
Financing Receivables, Past Due	13,074
91-180 days past due
Financing Receivables, Past Due	6,590
181-360 days past due
Financing Receivables, Past Due	1,411
Micro Credit personal Loans [Member]
Financing Receivables, Past Due	21,075
Financing Receivables, Current	713,033
Total financing receivables	734,108
Micro Credit personal Loans [Member] | 1-90 days past due
Financing Receivables, Past Due	13,074
Micro Credit personal Loans [Member] | 91-180 days past due
Financing Receivables, Past Due	6,590
Micro Credit personal Loans [Member] | 181-360 days past due
Financing Receivables, Past Due	1,411
Corporate Loans [Member]
Financing Receivables, Past Due	0
Financing Receivables, Current	274,857
Total financing receivables	274,857
Corporate Loans [Member] | 1-90 days past due
Financing Receivables, Past Due	0
Corporate Loans [Member] | 91-180 days past due
Financing Receivables, Past Due	0
Corporate Loans [Member] | 181-360 days past due
Financing Receivables, Past Due	¥ 0